Schedule of Investments ─ NYLI Healthy Hearts ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.6%

Communication Services — 5.7%
Alphabet, Inc., Class A	2,594	$497,789

Consumer Discretionary — 14.3%
adidas AG	487	93,670
Asics Corp.	1,986	47,085
Basic-Fit NV*	1,699	48,265
Columbia Sportswear Co.	699	39,542
Deckers Outdoor Corp.*	437	46,396
Dick’s Sporting Goods, Inc.	248	52,454
Feng TAY Enterprise Co., Ltd.	10,990	43,816
Garmin Ltd.	475	103,911
Giant Manufacturing Co., Ltd.	11,221	43,234
Moncler SpA	713	38,306
NIKE, Inc., Class B	3,400	253,946
On Holding AG, Class A*	750	36,427
Planet Fitness, Inc., Class A*	433	47,279
Pool Corp.	148	45,605
Puma SE	1,721	36,726
Shimano, Inc.	313	34,473
Technogym SpA	3,290	50,948
Thule Group AB	1,693	48,189
Under Armour, Inc., Class A*	6,640	44,090
Vail Resorts, Inc.	278	41,772
VF Corp.	3,576	41,911
Total Consumer Discretionary		1,238,045

Consumer Staples — 0.9%
General Mills, Inc.	1,609	78,809

Health Care — 71.7%
Abbott Laboratories	3,336	420,970
Acadia Healthcare Co., Inc.*	1,968	42,843
Asahi Intecc Co., Ltd.	2,866	45,029
AstraZeneca PLC	3,082	461,855
AtriCure, Inc.*	1,289	45,244
Bangkok Dusit Medical Services PCL	68,031	44,757
Boston Scientific Corp.*	4,233	444,126
Bristol-Myers Squibb Co.	5,939	257,218
Bumrungrad Hospital PCL	10,448	54,350
Centene Corp.*	1,436	37,437
Cytokinetics, Inc.*	1,436	54,051
Edwards Lifesciences Corp.*	1,693	134,272
Elevance Health, Inc.	665	188,248
Eli Lilly & Co.	604	447,002
Encompass Health Corp.	369	40,631
Fresenius SE & Co. KGaA	1,205	57,898
HCA Healthcare, Inc.	516	182,659
IHH Healthcare Bhd	27,486	42,856
iRhythm Technologies, Inc.*	317	44,437
Johnson & Johnson	2,871	472,969
Koninklijke Philips NV	2,246	59,382
Medtronic PLC	3,751	338,490
Merit Medical Systems, Inc.*	469	39,799
Molina Healthcare, Inc.*	161	25,417
Nihon Kohden Corp.	3,741	41,463
Novartis AG	3,893	451,551
Novo Nordisk A/S, Class B	6,454	311,324
Penumbra, Inc.*	167	42,129
Pfizer, Inc.	18,968	441,765
Ramsay Health Care Ltd.	1,808	45,131
Rhythm Pharmaceuticals, Inc.*	726	61,877
Sanofi SA	3,307	298,410
Select Medical Holdings Corp.	2,914	43,098
Siemens Healthineers AG	843	45,638
Tenet Healthcare Corp.*	273	44,029
United Therapeutics Corp.*	140	38,458
UnitedHealth Group, Inc.	1,476	368,351
Total Health Care		6,215,164
	Shares	Value
Common Stocks (continued)

Industrials — 1.7%
Fluidra SA	1,817	$45,669
Hayward Holdings, Inc.*	3,194	49,124
Pentair PLC	480	49,056
Total Industrials		143,849

Information Technology — 5.3%
Apple, Inc.	2,218	460,390

Total Common Stocks
(Cost $8,436,228)		8,634,046

Short-Term Investment — 0.0%(a)

Money Market Funds — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost $2,233)	2,233	2,233

Total Investments — 99.6% (Cost $8,438,461)		8,636,279
Other Assets and Liabilities, Net — 0.4%		33,001
Net Assets — 100.0%		$8,669,280

Schedule of Investments ─ NYLI Healthy Hearts ETF (continued)

July 31, 2025 (unaudited)

		% of
Country	Value	Net Assets
United States	$6,859,788	79.1%
United Kingdom	461,855	5.3
Denmark	311,324	3.6
Germany	233,931	2.7
Japan	168,050	1.9
Netherlands	107,647	1.3
Thailand	99,107	1.2
Italy	89,254	1.0
Taiwan	87,050	1.0
Sweden	48,189	0.6
Spain	45,669	0.5
Australia	45,131	0.5
Malaysia	42,856	0.5
Switzerland	36,428	0.4
Total Investments	$8,636,279	99.6%
Other Assets and Liabilities, Net	33,001	0.4
Total Net Assets	$8,669,280	100 .0%

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at July 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$8,634,046	$—	$—	$8,634,046
Short-Term Investment:
Money Market Funds	2,233	—	—	2,233
Total Investments in Securities	$8,636,279	$—	$—	$8,636,279

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy